Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - Ivanhoe Capital Acquisition Corp [Member] - USD ($)	3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities beginning of the period	$ 9,645,160	$ 7,068,800
Change in fair value of derivative warrant liabilities	(2,225,430)	2,576,360	$ (451,200)
Derivative warrant liabilities ending of the period	$ 7,419,730	$ 9,645,160	7,068,800
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities beginning of the period			0
Issuance of Public and Private Warrants			22,148,000
Transfer of Public Warrants to Level 1 measurement			$ (14,628,000)